REGULATORY REQUIREMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Regulatory Requirements
Schedule of regulatory requirements

	Minimum regulatory capital requirements	Capital level maintain ed
Capital requirement as of March 31, 2025	HK$’000	HK$’000

Bluemount Securities Limited	3,000	4,532
Bluemount Asset Management Limited[1]	100	611

	Minimum regulatory capital requirements	Capital level maintained
Capital requirement as of March 31, 2024	HK$’000	HK$’000

Bluemount Securities Limited	3,000	3,781
Bluemount Asset Management Limited[1]	100	240